Offerings	Feb. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	Reset Perpetual Subordinated Contingent Convertible Additional Tier 1 Capital Notes
Maximum Aggregate Offering Price	$ 948,525,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,219.18
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended. Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price. The prospectus supplement relates to total offering amount of GBP 750,000,000, which for the purposes of this exhibit has been converted from british sterling pounds to U.S. dollar at an exchange rate of GBP 1 = $1.2647.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Includes an indeterminate number of ordinary shares (the "Ordinary Shares") of NatWest Group plc issuable upon conversion of the Reset Perpetual Subordinated Contingent Convertible Additional Tier 1 Capital Notes (the "Additional Tier 1 Securities"). Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Ordinary Shares issuable upon conversion of the Additional Tier 1 Securities because no additional consideration will be received in connection with the conversion of the Additional Tier 1 Securities.